LEASES - Future minimum lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Future minimum lease payments
Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms	$ 136,258	$ 123,701
2022
Future minimum lease payments
Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms	33,952	20,464
Between 1-3 years
Future minimum lease payments
Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms	37,825	28,090
Between 3 - 5 years
Future minimum lease payments
Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms	16,674	17,846
Thereafter
Future minimum lease payments
Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms	$ 47,807	$ 57,301